Income taxes (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 16, 2007	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2014
Income taxes
Preferential income tax rate as an ANTE		15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)			10.00%
Withholding tax paid and recorded as income tax expenses			21,064
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	3,092,616	2,478,536											2,478,536		3,092,616
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	309,262	247,854											247,854		309,262
Uniform tax rate (as a percent)	25.00%	(25.00%)	(25.00%)
Tax benefit/(expense):
Current tax	(189,622)	(13,462)	(101,975)
Deferred tax	116,232	28,489	1,350
Total	(73,390)	15,027	(100,625)
Temporary differences:
Pre-operating expenses		92											92
Amortization of intangible assets	1,135	1,232											1,232		1,135
Accrued warranty costs	49,309	28,510											28,510		49,309
Accrued expenses	25,438	23,746											23,746		25,438
Net loss carried forward	229,859	395,477											395,477		229,859
Depreciation of property, plant and equipment	103,758	86,997											86,997		103,758
Inventory write-down and idle capacity charges	9,813	13,322											13,322		9,813
Allowance for doubtful accounts	66,991	69,199											69,199		66,991
Allowance for advance to suppliers	18,665	10,397											10,397		18,665
Impairment loss on property, plant and equipment	103,195	156,483											156,483		103,195
Loss for equity investment in a joint venture		4,967											4,967
Accrued interest	27,279	13,209											13,209		27,279
Government grant for the acquisition of land use rights and property, plant and equipment	44,057	8,379											8,379		44,057
Timing difference for revenue recognition of retainage contract	32,746	21,726											21,726		32,746
Others	18,704	4,047											4,047		18,704
Deferred tax assets	730,949	837,783											837,783		730,949
Temporary differences:
Capitalized interest	(35,333)	(31,983)											(31,983)		(35,333)
Deferred tax liabilities	(35,333)	(31,983)											(31,983)		(35,333)
Less: valuation allowance	(456,925)	(683,341)											(683,341)		(456,925)
Deferred tax assets-net	238,691	122,459											122,459		238,691
Deferred tax assets are analyzed as:
Current	90,169	64,409											64,409		90,169
Non-Current	183,855	90,033											90,033		183,855
Total	274,024	154,442											154,442		274,024
Deferred tax liability are analyzed as:
Current	0														0
Non-Current	(35,333)	(31,983)											(31,983)		(35,333)
Deferred tax liabilities	(35,333)	(31,983)											(31,983)		(35,333)
Deferred tax assets-net	238,691	122,459											122,459		238,691
Hong Kong SAR
Income taxes
Uniform tax rate (as a percent)	16.50%
Tax benefit/(expense):
Total	0
United States
Income taxes
Uniform tax rate (as a percent)	35.00%
United States | California
Income taxes
State income tax rate (as a percent)	8.84%
Luxemburg
Income taxes
Uniform tax rate (as a percent)	29.22%
Germany
Income taxes
Uniform tax rate (as a percent)	15.00%
Effective income tax rate (as a percent)	29.55%
Solidarity surcharge tax rate (as a percent)	5.50%
Trade income tax rate (as a percent)	13.72%
Japan
Income taxes
Uniform tax rate (as a percent)	35.64%
Australia
Income taxes
Uniform tax rate (as a percent)	30.00%
Foreign-owned operating subsidiaries | China
Income taxes
Foreign state income tax rate (as a percent)									30.00%
Foreign local income tax rate (as a percent)									3.00%
Tax exemption period following first profit-making year									2 years
Reduction of FEIT for 3 years following exemption period (as a percent)									50.00%
Reduction of FEIT by 50% following exemption period									3 years
Tax reduction, required operational period more than									10 years
Uniform tax rate (as a percent)								25.00%
JA Hebei
Income taxes
Dividend declared			107,804								107,804
JA Hebei | China
Income taxes
Tax exemption period following first profit-making year									2 years	2 years
Reduction of FEIT for 3 years following exemption period (as a percent)					50.00%	50.00%	50.00%
Preferential income tax rate as an ANTE											15.00%
JA Hebei | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE												15.00%
JA Yangzhou | China
Income taxes
Preferential income tax rate as an ANTE													15.00%
Dividend declared			210,637								210,637
JA Yangzhou | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE														15.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China
Income taxes
Preferential income tax rate as an ANTE													15.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE														15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China
Income taxes
Preferential income tax rate as an ANTE													15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE														15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE															15.00%